Non-current Assets Held for Sale	12 Months Ended
Dec. 31, 2019
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Non-current Assets Held for Sale
31.	Non-current Assets Held for Sale
In prior years, the Group decided to dispose certain tangible assets of LG Display Poland Sp. z o.o. based on the management’s approval and began effort to sell the disposal group. During the year ended December 31, 2019, the Group completed the sale of these assets to LG Chem Poland Sp. z o.o.
Gain from disposal of
non-current
assets held for sale amount to

~~W~~

8,353 million and was recognized as other income.